Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial instruments (CHF million)
Interest-bearing deposits with banks	2,272	1,524
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Loans	233,413	218,842
Other assets	78,296	79,585
Due to banks and customer deposits	(353,548)	(325,057)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(176,559)	(168,394)
Short-term borrowings	(26,116)	(21,683)
Long-term debt	(162,655)	(173,752)
Other liabilities	(63,217)	(62,214)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	807	758
Financial instruments (CHF million)
Interest-bearing deposits with banks	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Loans	20,694	18,552
Other assets	20,511	25,078
Due to banks and customer deposits	(610)	(410)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(123,697)
Short-term borrowings	(3,547)	(3,308)
Long-term debt	(70,366)	(83,692)
Other liabilities	(5,730)	(5,734)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,277	2,274
Financial instruments (CHF million)
Interest-bearing deposits with banks	404	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	157,889	135,939
Loans	21,382	18,677
Other assets	30,778	36,195
Due to banks and customer deposits	(620)	(420)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,396)	(123,562)
Short-term borrowings	(3,681)	(3,262)
Long-term debt	(79,475)	(90,271)
Other liabilities	(8,210)	(7,569)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,470)	(1,516)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	784	967
Loans	(688)	(125)
Other assets	(10,267)	(11,117)
Due to banks and customer deposits	10	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(87)	(135)
Short-term borrowings	134	(46)
Long-term debt	9,109	6,579
Other liabilities	2,480	1,835